Net Loss per Ordinary Share	12 Months Ended
Dec. 31, 2021
Net Loss per Ordinary Share
Net Loss per Ordinary Share

16.Net Loss per Ordinary Share

Net loss per ordinary share was computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2019, 2020 and 2021:

	For the years ended
	December 31,
	2019	2020	2021
	US$	US$	US$
Numerator:
Net loss —basic and diluted	(36,846,061)	(47,366,729)	(13,877,363)
Deemed dividend in relation to the convertible note	—	—	(1,368,866)
Net loss attributable to ordinary shareholders	(36,846,061)	(47,366,729)	(15,246,229)
Shares (Denominator):
Weighted average number of ordinary shares outstanding
Basic and diluted	3,155,082,983	3,080,332,924	3,303,168,725
Net loss per share—basic and diluted	(0.01)	(0.02)	(0.005)

16.Net Loss per Ordinary Share (Continued)

As of December 31, 2019, 2020 and 2021, diluted net loss per share does not include the following instruments as their inclusion would be antidilutive:

	For the years ended December 31,
	2019	2020	2021
Share options	160,800,982	290,614,107	328,286,866
Restricted shares units	50,725,912	37,740,804	23,653,423
Shares of convertible notes	—	—	182,060,731
Total	211,526,894	328,354,911	534,001,020